SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Segment Information
Schedule of segment results

	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY

Other items
Depreciation of property, plant and equipment	(2)	(1)	(3)
Depreciation of right of use assets	—	(354)	(354)
Other income	500	—	500
Fair value loss on financial instruments	—	(86)	(86)
Finance costs	(1)	(43)	(44)
Finance income	—	3	3
Loss for the period from continuing operations	(73)	(4,433)	(4,506)

For the six months ended June 30, 2024, the segment results were as follows:

	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY

Other items
Depreciation of property, plant and equipment	(2)	—	(2)
Depreciation of right of use assets	—	(356)	(356)
Fair value gain on financial instruments	—	3,862	3,862
Finance costs	(1)	(29)	(30)
Finance income	2	40	42
Loss for the period from continuing operations	(548)	426	(122)

	Exploration and mining	Corporate activities	Total
	US$	US$	US$

Other items
Depreciation of property, plant and equipment	—	—	—
Depreciation of right of use assets	—	(49)	(49)
Fair value loss on financial instruments	—	531	531
Finance costs	—	(4)	(4)
Finance income	—	6	6
Loss for the period from continuing operations	(75)	58	(17)

The reconciliation of segment assets to total assets is as follows:

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$

Segment assets:
Exploration and mining	252,133	258,295	35,542
Corporate activities	1,674	5,864	807
Total assets	253,807	264,159	36,349

The reconciliation of segment liabilities to total liabilities is as follows:

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$

Segment liabilities:
Exploration and mining	159,285	154,240	21,224
Corporate activities	18,527	13,598	1,871
Total liabilities	177,812	167,838	23,095

Schedule of reconciliation from loss

	June 30,
	2023	2024	2024
	CNY	CNY	US$

Loss for the period from continuing operations	(4,506)	(122)	(17)
Loss for the period from discontinued operations	(4,955)	—	—
Net loss (including non-controlling interests)	(9,461)	(122)	(17)